Form N-1A Cover	Jan. 28, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	KIRR, MARBACH PARTNERS FUNDS, INC.
Entity Central Index Key	0001071196
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 28, 2025
Prospectus Date	Jan. 28, 2025